Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.	Attorneys and Counselors at Law

Daniel H. April

David F. Cunningham

Patrick J. Dolan

John M. Hickey

C.W.N. Thompson, Jr.

Janet Clow, Of Counsel

February 23, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
Registration Number under the Securities Act of 1933: 33-14905
Registration Number under the Investment Company Act of 1940: 811-05201

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Trust. This filing is being made for the sole purpose of submitting XBRL exhibits relating to the risk/return information in the prospectuses of the Trust that were included in the Trust’s Rule 497(e) filing dated February 2, 2018 (SEC Accession No. 0001387131-18-000435).

Please contact me if you have any questions.

Sincerely,

/s/ Daniel H. April

Daniel H. April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901

EXHIBIT INDEX

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase